DIRECTOR'S REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2024
DIRECTOR'S REMUNERATION
Schedule of total remuneration for directors and key management

	2024	2023	2022
	$’000	$’000	$’000
Director’s remuneration for qualifying services	818	591	1,588
Severance	—	765	—
Share based payments	1,247	916	1,883
Total remuneration for directors and key management	2,065	2,272	3,471